Operating Leases - Schedule of Maturities of the Operating Entity’s Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of the Operating Entity’s Lease Liabilities [Abstract]
2025	$ 91,949
2026	62,764
2027	19,601
2028
2029
Total lease payments	174,314
Less: Imputed interest/present value discount	8,615
Present value of lease liabilities	$ 165,699	$ 258,908	$ 263,983